Net Income (Loss) Per Share - Additional Information (Detail) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from the computation of earnings per share	110,393	18,091,415	32,061,021	15,632,980	5,328,256
Sponsor Vesting Shares [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Weighted Average Number Diluted Shares Outstanding Adjustment	8,625,000		8,625,000